CASH FLOW ITEMS - Other Financing Activities (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Cash Flow Statement [Abstract]
Repayment of finance lease liabilities	$ 0.0	$ (0.1)	$ 0.0	$ (1.0)
Dividends paid to non-controlling interests	(2.0)	0.0	(3.1)	(1.5)
Other finance costs	(1.6)	(0.5)	(2.5)	(2.8)
Other financing activities	$ (3.6)	$ (0.6)	$ (5.6)	$ (5.3)